Submission	Feb. 11, 2026
Submission [Line Items]
Central Index Key	0002054947
Registrant Name	C&K Group Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A